Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments
Schedule of estimated fair value and carrying value of assets and liabilities

		As of		As of
		June 30, 2022		December 31, 2021
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$42,395	42,395	42,519	$42,519
Restricted cash	1	17,510	17,510	19,401	19,401
Derivative instruments	2	1,801	1,801	(12,870)	(12,870)
Other:
Amounts due from affiliate	2	3,530	3,530	7,500	7,500
Advances (shareholder loans) to joint ventures	2	10,202	10,393	7,511	7,993
Current amounts due to owners and affiliates	2	(1,778)	(1,778)	(3,655)	(3,655)
Lampung facility	2	(63,667)	(66,047)	(76,374)	(79,253)
$385 million facility	2	(297,331)	(297,040)	(309,698)	(311,027)
Revolving credit facility due to owners and affiliates	2	$(24,545)	(24,065)	(24,942)	$(23,954)

Summary of Financing receivables and net investment in financing lease

				As of
Class		Credit Quality		June 30,	December 31,
(in thousands of U.S. dollars)	Year	Indicator	Grade	2022	2021
Advances/shareholder loans to joint ventures	2006	Collection experience	Performing	$10,202	$7,511
Net investment in financing lease	2014	Credit Information	Performing	$266,634	$269,288